Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2013
Analysis of Common Share Balances

An analysis of Common Share balances is as follows:

(number of shares in millions)	2013	2012	2011

Share capital, January 1	173.9	170.0	169.2
Shares issued under stock option plans	1.5	3.9	0.8

Share capital, December 31	175.4	173.9	170.0